Quarterly Holdings Report
for

Fidelity Asset Manager® 70%

June 30, 2020

AMG-QTLY-0820
1.818368.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 71.0%
	Shares	Value
Fidelity Communication Services Central Fund (a)	1,100,566	$251,622,398
Fidelity Consumer Discretionary Central Fund (a)	785,769	288,502,769
Fidelity Consumer Staples Central Fund (a)	830,628	165,834,877
Fidelity Emerging Markets Equity Central Fund (a)	1,795,415	390,879,748
Fidelity Energy Central Fund (a)	1,072,072	70,542,326
Fidelity Financials Central Fund (a)	4,525,432	391,992,929
Fidelity Health Care Central Fund (a)	818,148	432,661,262
Fidelity Industrials Central Fund (a)	848,167	216,706,576
Fidelity Information Technology Central Fund (a)	1,400,558	758,402,175
Fidelity International Equity Central Fund (a)	8,322,135	654,369,453
Fidelity Materials Central Fund (a)	348,422	63,384,932
Fidelity Real Estate Equity Central Fund (a)	212,139	22,367,951
Fidelity Utilities Central Fund (a)	447,750	74,989,177
TOTAL EQUITY CENTRAL FUNDS
(Cost $2,385,015,249)		3,782,256,573

Fixed-Income Central Funds - 23.9%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	5,368,195	47,615,892
Fidelity Floating Rate Central Fund (a)	250,928	23,562,182
Fidelity High Income Central Fund (a)	862,773	87,597,392

TOTAL HIGH YIELD FIXED-INCOME FUNDS		158,775,466

Investment Grade Fixed-Income Funds - 20.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	2,298,302	244,608,256
Fidelity International Credit Central Fund (a)	750,030	77,163,063
Fidelity Investment Grade Bond Central Fund (a)	6,756,833	794,941,375

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,116,712,694

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $1,169,054,859)		1,275,488,160

Money Market Central Funds - 0.2%
Fidelity Cash Central Fund 0.12% (b)
(Cost $12,035,483)	12,033,077	12,035,483
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.14% 8/27/20 to 10/1/20(c)
(Cost $17,286,204)	17,290,000	17,286,283
	Shares	Value

Investment Companies - 4.8%
iShares 20+ Year Treasury Bond ETF	318,098	$52,145,805
iShares MSCI Japan ETF	1,676,009	92,046,414
Market Vectors Gold Miners ETF	2,985,981	109,525,783
TOTAL INVESTMENT COMPANIES
(Cost $225,574,142)		253,718,002
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $3,808,965,937)		5,340,784,501
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(10,756,322)
NET ASSETS - 100%		$5,330,028,179

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	743	Sept. 2020	$114,800,930	$(3,282,799)	$(3,282,799)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,414	Sept. 2020	69,688,990	(356,993)	(356,993)
TOTAL FUTURES CONTRACTS					$(3,639,792)

The notional amount of futures sold as a percentage of Net Assets is 3.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,286,283.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$458,794
Fidelity Communication Services Central Fund	8,123,242
Fidelity Consumer Discretionary Central Fund	8,245,129
Fidelity Consumer Staples Central Fund	3,282,688
Fidelity Emerging Markets Debt Central Fund	2,345,637
Fidelity Emerging Markets Equity Central Fund	8,485,096
Fidelity Energy Central Fund	1,914,486
Fidelity Financials Central Fund	18,227,966
Fidelity Floating Rate Central Fund	1,037,918
Fidelity Health Care Central Fund	6,249,415
Fidelity High Income Central Fund	1,898,299
Fidelity Industrials Central Fund	2,866,290
Fidelity Inflation-Protected Bond Index Central Fund	3,908,498
Fidelity Information Technology Central Fund	22,313,836
Fidelity International Credit Central Fund	2,371,256
Fidelity International Equity Central Fund	10,373,047
Fidelity Investment Grade Bond Central Fund	18,558,076
Fidelity Materials Central Fund	723,065
Fidelity Real Estate Equity Central Fund	1,225,128
Fidelity Securities Lending Cash Central Fund	23,210
Fidelity Utilities Central Fund	4,437,130
Total	$127,068,206

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$32,647,589	$117,371	$33,651,238	$(3,678,143)	$4,564,421	$--	0.0%
Fidelity Communication Services Central Fund	214,706,153	29,838,825	18,153,114	19,253	25,211,281	251,622,398	12.6%
Fidelity Consumer Discretionary Central Fund	259,168,069	31,275,725	20,669,301	578,721	18,149,555	288,502,769	13.5%
Fidelity Consumer Staples Central Fund	167,998,481	15,658,220	13,442,055	(264,498)	(4,115,271)	165,834,877	12.8%
Fidelity Emerging Markets Debt Central Fund	50,124,298	3,873,726	3,789,282	(295,803)	(2,297,047)	47,615,892	1.8%
Fidelity Emerging Markets Equity Central Fund	387,591,447	18,215,958	25,648,019	(2,740,870)	13,461,232	390,879,748	21.6%
Fidelity Energy Central Fund	105,217,969	5,865,837	5,939,418	(1,546,719)	(33,055,343)	70,542,326	12.9%
Fidelity Financials Central Fund	468,510,330	37,674,616	33,083,442	(3,883,807)	(77,224,768)	391,992,929	13.7%
Fidelity Floating Rate Central Fund	25,630,848	1,802,495	1,899,770	(145,948)	(1,825,443)	23,562,182	1.3%
Fidelity Health Care Central Fund	345,447,334	18,696,625	30,691,549	2,193,648	97,015,204	432,661,262	13.4%
Fidelity High Income Central Fund	52,270,910	63,990,457	29,175,361	(589,144)	1,100,530	87,597,392	3.4%
Fidelity Industrials Central Fund	246,122,879	14,094,715	17,543,755	(1,288,476)	(24,678,787)	216,706,576	13.7%
Fidelity Inflation-Protected Bond Index Central Fund	228,872,976	58,062,904	50,232,550	392,230	7,512,696	244,608,256	15.7%
Fidelity Information Technology Central Fund	585,401,625	40,820,899	62,803,404	6,874,639	188,108,416	758,402,175	13.1%
Fidelity International Credit Central Fund	51,087,935	30,690,615	3,867,167	(52,399)	(695,921)	77,163,063	16.8%
Fidelity International Equity Central Fund	594,388,542	107,403,213	54,716,186	(3,733,005)	11,026,889	654,369,453	24.5%
Fidelity Investment Grade Bond Central Fund	828,735,842	161,670,347	226,456,183	(286,702)	31,278,071	794,941,375	2.8%
Fidelity Materials Central Fund	60,235,086	10,973,087	5,150,096	(568,814)	(2,104,331)	63,384,932	13.8%
Fidelity Real Estate Equity Central Fund	79,036,568	3,197,728	39,531,768	(14,317,006)	(6,017,571)	22,367,951	3.5%
Fidelity Utilities Central Fund	89,802,096	8,477,911	6,406,220	(309,744)	(16,574,866)	74,989,177	13.5%
Total	$4,872,996,977	$662,401,274	$682,849,878	$(23,642,587)	$228,838,947	$5,057,744,733

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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